Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Charterer A [Member]
Concentration Risk, Benchmark Description	39%	32%	22%
Charterer B [Member]
Concentration Risk, Benchmark Description	34%	12%	Less than 10%